Shareholder Report, Holdings (Details)	Mar. 31, 2025
Fidelity Freedom 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Freedom 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Freedom 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Freedom 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Freedom 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Freedom 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Fidelity Freedom 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Freedom 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Freedom 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2010 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Freedom 2010 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Freedom 2010 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2010 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2010 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2010 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Freedom 2010 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Freedom 2010 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2010 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Freedom 2010 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Fidelity Freedom 2010 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Freedom 2010 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Freedom 2010 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom 2010 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Freedom 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Freedom 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2035 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2035 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity Freedom 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Freedom 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Freedom 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2040 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Freedom 2040 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Freedom 2040 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Freedom 2040 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2040 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2040 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2040 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2040 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2040 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2040 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Freedom 2040 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Freedom 2040 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Freedom 2040 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2065 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2065 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2065 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2065 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2065 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2065 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2065 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2065 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2065 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2065 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2065 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2065 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2065 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2065 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2060 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2060 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2060 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2060 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2060 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2060 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2060 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2060 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2060 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2060 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2060 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2060 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2060 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2060 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2045 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2045 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2045 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2045 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2045 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2045 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2045 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2045 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2045 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2045 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2045 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2045 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2045 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2045 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2055 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2055 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2055 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2055 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2055 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2055 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2055 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2055 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2055 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2055 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2055 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2055 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2055 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2055 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2060 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2060 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2060 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2060 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2060 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2060 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2060 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2060 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2060 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2060 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2060 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2060 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2060 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2060 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2020 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Freedom 2020 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Freedom 2020 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom 2020 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2020 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Freedom 2020 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2020 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2020 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Freedom 2020 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Freedom 2020 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Freedom 2020 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Freedom 2020 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2040 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Freedom 2040 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Freedom 2040 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Freedom 2040 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2040 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2040 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2040 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2040 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2040 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2040 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Freedom 2040 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Freedom 2040 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Freedom 2040 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2035 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Freedom 2035 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom 2035 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Freedom 2035 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2035 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2035 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2035 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2035 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2035 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity Freedom 2035 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Freedom 2035 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Freedom 2035 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Freedom 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Freedom 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2035 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2035 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity Freedom 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Freedom 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Freedom 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2070 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2070 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom 2070 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Freedom 2070 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Freedom 2070 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Freedom 2070 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Freedom 2070 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2070 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Freedom 2070 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2070 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2070 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2070 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Freedom 2070 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Freedom 2070 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Freedom 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Freedom 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Freedom 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2020 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Freedom 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Freedom 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Freedom 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Freedom 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2015 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Freedom 2015 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2015 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2015 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2015 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2015 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2015 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2015 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2015 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom 2015 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Freedom 2015 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom 2015 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom 2015 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2015 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2070 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2070 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom 2070 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Freedom 2070 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Freedom 2070 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Freedom 2070 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Freedom 2070 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2070 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Freedom 2070 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2070 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2070 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2070 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Freedom 2070 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Freedom 2070 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom 2025 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Freedom 2025 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2025 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Freedom 2025 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2025 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom 2025 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Freedom 2025 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Freedom 2025 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2025 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Freedom 2025 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Freedom 2025 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Freedom 2025 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Freedom 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2030 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Fidelity Freedom 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Fidelity Freedom 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Freedom 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2065 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2065 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2065 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2065 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2065 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2065 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2065 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2065 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2065 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2065 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2065 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2065 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2065 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2065 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Freedom Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Freedom Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Freedom Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Freedom Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Freedom Income Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Freedom Income Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Freedom Income Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Freedom Income Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Freedom 2060 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2060 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2060 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2060 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2060 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2060 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2060 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2060 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2060 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2060 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2060 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2060 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2060 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2060 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Freedom 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Freedom 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Freedom 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Freedom 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Freedom 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Freedom 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Freedom 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2065 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2065 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2065 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2065 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2065 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2065 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2065 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2065 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2065 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2065 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2065 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2065 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2065 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2065 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2055 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2055 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2055 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2055 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2055 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2055 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2055 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2055 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2055 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2055 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2055 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2055 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2055 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2055 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Freedom 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Freedom 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Freedom 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Freedom 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2010 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Freedom 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Fidelity Freedom 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Freedom 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Freedom 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Freedom Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Freedom Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Freedom Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Freedom Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Freedom Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Freedom Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Freedom Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Freedom Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Freedom 2045 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2045 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2045 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2045 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2045 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2045 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2045 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2045 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2045 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2045 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2045 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2045 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2045 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2045 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Freedom 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Freedom 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Freedom 2025 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Freedom 2025 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Freedom 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Freedom 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Freedom 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Freedom 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Fidelity Freedom 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Fidelity Freedom 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Freedom 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2030 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Freedom 2030 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2030 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2030 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2030 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2030 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Fidelity Freedom 2030 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Fidelity Freedom 2030 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Freedom 2030 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2040 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Freedom 2040 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Freedom 2040 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Freedom 2040 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2040 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2040 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2040 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2040 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2040 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2040 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Freedom 2040 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Freedom 2040 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Freedom 2040 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2055 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2055 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2055 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2055 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2055 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2055 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2055 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2055 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2055 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2055 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2055 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2055 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2055 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2055 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom Income Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Freedom Income Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom Income Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Freedom Income Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Income Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Freedom Income Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Freedom Income Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Freedom Income Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Freedom Income Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Freedom Income Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Freedom Income Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Freedom Income Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Income Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Freedom 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Freedom 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Freedom 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Freedom 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Freedom 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Freedom 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Freedom 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Freedom 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2045 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2045 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2045 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2045 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2045 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2045 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2045 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2045 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2045 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2045 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2045 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2045 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2045 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2045 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2070 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2070 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom 2070 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Freedom 2070 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Freedom 2070 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Freedom 2070 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Freedom 2070 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2070 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Freedom 2070 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2070 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2070 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom 2070 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Freedom 2070 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Freedom 2070 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom 2050 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2050 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2050 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2050 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2050 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2050 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2050 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2050 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2050 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2050 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2050 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2050 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2050 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2050 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2050 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2050 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2050 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2050 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2050 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2050 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2050 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2050 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2050 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2050 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Freedom 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom 2015 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Freedom 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Freedom 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity Freedom 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2050 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2050 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom 2050 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Freedom 2050 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2050 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2050 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2050 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2050 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2050 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2050 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Fidelity Freedom 2050 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Freedom 2050 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%